Shareholder Fees - PGIM Jennison International Opportunities Fund	Dec. 29, 2021 USD ($)
A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	$ 15
C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	$ 15
R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none	[3]
R2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none

[1]	Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
[2]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.